Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
ATAC Credit Rotation ETF
Shareholder Report [Line Items]
Fund Name	ATAC Credit Rotation ETF
Class Name	ATAC Credit Rotation ETF
Trading Symbol	JOJO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ATAC Credit Rotation ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.atacfunds.com/jojo. You can also request this information by contacting us at 855‐282‐2386 or by writing to the ATAC Credit Rotation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	855‐282‐2386
Additional Information Website	www.atacfunds.com/jojo
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC Credit Rotation ETF	$100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the fiscal year from September 1, 2025 to August 31, 2026, the Fund generated a total return of 3.28% (NAV), compared with 1.89% for the benchmark Bloomberg U.S. Aggregate Bond Index, outperforming by 1.39 percentage points. Income from the underlying bond ETFs supported the Fund’s positive return, while net realized and unrealized investment losses reduced results.

What factors influenced performance?

The Fund rotated between high yield corporate bond ETFs and U.S. Treasury ETFs during the reporting period. Treasury holdings, including iShares 20+ Year Treasury Bond ETF and iShares 7-10 Year Treasury Bond ETF, generated gains. High yield corporate bond ETFs incurred realized losses, partially offset by year-end unrealized appreciation, but their distributions more than offset those price losses.

Positioning

Treasury ETF exposure contributed positively through realized gains and distributions. High yield corporate bond ETF distributions also supported performance, while price losses on those holdings offset part of that income.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026	One Year	Five Year	Since Inception (7/15/2021)
ATAC Credit Rotation ETF	3.28%	-1.20%	-1.02%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	-0.24%

Performance Inception Date	Jul. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.atacfunds.com/jojo for more recent performance information.
Net Assets	$ 4,522,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 58,616
Investment Company, Portfolio Turnover	1798.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$4,522
Number of Holdings	4
Net Advisory Fee Paid	$58,616
Portfolio Turnover Rate	1798%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2026) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Holdings	(% of total net assets)
iShares iBoxx USD High Yield Corporate Bond ETF	69.7%
Xtrackers USD High Yield Corporate Bond ETF	29.9%

ATAC Rotation Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	ATAC Rotation Fund
Class Name	Investor Class
Trading Symbol	ATACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ATAC Rotation Fund (the "Fund") for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.atacfunds.com/atacx. You can also request this information by contacting us at 855‑282‑2386 or by writing to the ATAC Rotation Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	855‑282‑2386
Additional Information Website	www.atacfunds.com/atacx
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$178	1.69%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the fiscal year from September 1, 2025 to August 31, 2026, the Fund’s Investor Class generated a total return of 10.50% (NAV), compared with 20.38% for the benchmark S&P 500® Total Return Index, underperforming by 9.88 percentage points. Results reflected the Fund’s tactical rotations among small-cap equities, emerging-market equities, U.S. Treasury ETFs and, late in the period, S&P 500 ETFs.

What factors influenced performance?

Small-cap equity holdings were a leading source of gains, including the Fund’s leveraged small-cap exposure. Emerging-market equity holdings detracted overall, with losses in several positions partially offset by gains and distributions from other emerging-market holdings. Treasury ETFs experienced realized trading losses, particularly in extended-duration exposure, but their distributions more than offset those losses during the reporting period. S&P 500 ETF exposure established late in the fiscal year also contributed positively overall.

Positioning

Small-cap equity ETF exposure, including Direxion Daily Small Cap Bull 3X ETF, contributed positively to the Fund’s performance. S&P 500 ETF exposure, including ProShares UltraPro S&P 500, also contributed positively overall late in the fiscal year. Emerging-market equity ETF exposure detracted, offsetting some of those gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Funds’) past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026	One Year	Five Year	Ten Year
ATAC Rotation Fund - Investor Class	10.50%	0.17%	7.28%
S&P 500® Total Return Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	You can visit www.atacfunds.com/atacx for more recent performance information.
Net Assets	$ 8,666,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 386,205
Investment Company, Portfolio Turnover	1764.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Class Size (Thousands)	$8,666
Number of Holdings	5
Fund Net Advisory Fee Paid	$386,205
Portfolio Turnover Rate	1,764%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2026) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Issuers	(% of total net assets)
Vanguard S&P 500 ETF	44.3%
iShares Core S&P 500 ETF	29.5%
ProShares UltraPro S&P 500	15.4%
State Street SPDR Portfolio S&P 500 ETF	9.8%

ATAC Rotation Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	ATAC Rotation Fund
Class Name	Institutional Class
Trading Symbol	ATCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ATAC Rotation Fund (the "Fund") for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.atacfunds.com/atacx. You can also request this information by contacting us at 855‑282‑2386 or by writing to the ATAC Rotation Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	855‑282‑2386
Additional Information Website	www.atacfunds.com/atacx
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$152	1.44%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the fiscal year from September 1, 2025 to August 31, 2026, the Fund’s Institutional Class generated a total return of 10.78% (NAV), compared with 20.38% for the benchmark S&P 500® Total Return Index, underperforming by 9.60 percentage points. Results reflected the Fund’s tactical rotations among small-cap equities, emerging-market equities, U.S. Treasury ETFs and, late in the period, S&P 500 ETFs.

What factors influenced performance?

Small-cap equity holdings were a leading source of gains, including the Fund’s leveraged small-cap exposure. Emerging-market equity holdings detracted overall, with losses in several positions partially offset by gains and distributions from other emerging-market holdings. Treasury ETFs experienced realized trading losses, particularly in extended-duration exposure, but their distributions more than offset those losses during the reporting period. S&P 500 ETF exposure established late in the fiscal year also contributed positively overall.

Positioning

Small-cap equity ETF exposure, including Direxion Daily Small Cap Bull 3X ETF, contributed positively to the Fund’s performance. S&P 500 ETF exposure, including ProShares UltraPro S&P 500, also contributed positively overall late in the fiscal year. Emerging-market equity ETF exposure detracted, offsetting some of those gains.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Funds’) past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026	One Year	Five Year	Since Inception (3/26/2018)
ATAC Rotation Fund - Institutional Class	10.78%	0.42%	6.13%
S&P 500® Total Return Index	20.38%	12.79%	15.24%

Performance Inception Date	Mar. 26, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	You can visit www.atacfunds.com/atacx for more recent performance information.
Net Assets	$ 43,049,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 386,205
Investment Company, Portfolio Turnover	1764.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Class Size (Thousands)	$43,049
Number of Holdings	5
Fund Net Advisory Fee Paid	$386,205
Portfolio Turnover Rate	1,764%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2026) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Issuers	(% of total net assets)
Vanguard S&P 500 ETF	44.3%
iShares Core S&P 500 ETF	29.5%
ProShares UltraPro S&P 500	15.4%
State Street SPDR Portfolio S&P 500 ETF	9.8%